Summary of Estimated Fair Value of Asset Acquired, Liabilities Assumed and Noncontrolling Interest (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Purchase consideration	¥ 326	¥ 3,500
Goodwill	¥ 22,605	22,248	¥ 22,477	$ 3,259
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Purchase consideration		3,499
Net assets acquired, excluding intangible assets and the related deferred tax liabilities		1,515
Intangible assets, net		1,116
Deferred tax liabilities		(229)
Pre-existing equity interests and debt investment		(2,103)
Noncontrolling interests		(798)
Goodwill		3,998
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest		¥ 3,499